PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment [Line Items]
Additions to property and equipment	$ 283,998	$ 236,555	$ 119,660
Disposals of property and equipment	1,310	655	207
City of Dreams [Member]
Property and Equipment [Line Items]
Costs capitalized to construction in progress	7,551	7,551
Studio City [Member]
Property and Equipment [Line Items]
Costs capitalized to construction in progress	$ 37,273	$ 15,628